Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Future minimum lease payments
The future minimum annual lease payments under these operating leases as of December 31, 2022 are as follows:

Year ending December 31,	Amount
2023	$155,300
2024	129,417
2025	—
2026	—
2027	—
Thereafter	—
Total lease payments	284,717
Less imputed interest	(2,137)
Total lease liability	282,580
Less current portion of lease liability	(153,629)
Long-term portion operating lease liability	$128,951